Basis of preparation	6 Months Ended
Dec. 31, 2020
Basis of preparation
Basis of preparation

Basis of preparation

The condensed consolidated interim financial statements for the six months ended 31 December 2020 have been prepared in accordance with International Financial Reporting Standard (IFRS), IAS 34 ‘Interim Financial Reporting’, the SAICA Financial Reporting Guides as issued by the Accounting Practices Committee and Financial Pronouncements as issued by the Financial Reporting Standards Council and the requirements of the Companies Act of South Africa, 2008, as amended, and the JSE Limited Listings Requirements.

The condensed consolidated interim financial statements do not include all the disclosures required for complete annual financial statements prepared in accordance with IFRS as issued by the International Accounting Standards Board. The condensed consolidated interim financial statements are prepared on a going concern basis. Refer to page 12 for more detail on the going concern. The Board is satisfied that the liquidity and solvency of the company is sufficient to support the current operations for the next 12 months.

These condensed consolidated interim financial statements have been prepared in accordance with the historic cost convention except that certain items, including derivative financial instruments, liabilities for cash-settled share-based payment schemes, financial assets at fair value through profit or loss and financial assets designated at fair value through other comprehensive income, are stated at fair value.

The condensed consolidated interim financial statements are presented in South African rand, which is Sasol Limited’s functional and presentation currency. The accounting policies applied in the preparation of these condensed consolidated interim financial statements are in terms of IFRS and are consistent with those applied in the consolidated annual financial statements for the year ended 30 June 2020, except for the adoption of amendments to certain standards as discussed in more detail below.

The condensed consolidated interim financial statements appearing in this announcement are the responsibility of the directors. The directors take full responsibility for the preparation of the condensed consolidated interim financial statements. Paul Victor CA(SA), Chief Financial Officer, is responsible for this set of condensed consolidated interim financial statements and has supervised the preparation thereof in conjunction with the Senior Vice President: Financial Controlling and Governance, Feroza Syed CA(SA).

The condensed consolidated interim financial statements were approved by the Sasol Limited Board on 19 February 2021.

Amendments to International Financial Reporting Standards adopted

The following amendments to IFRS were effective for the first time from 1 July 2020:

•	Amendments to IFRS 3 ‘Business Combinations’;

•	Amendments to IAS 1 ‘Presentation of Financial Statements’; and

•	Amendments to IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’.

No material impact on the condensed consolidated interim financial statements was identified resulting from the adoption of these amendments.

In the prior financial year, the group early adopted the Interest Rate Benchmark Reform Phase 1 Amendments to IFRS 9 ‘Financial Instruments’, IAS 39 ‘Financial Instruments: Recognition and Measurement’ and IFRS 7 ‘Financial Instruments: Disclosures’ (Phase 1). These amendments modify specific hedge accounting requirements to allow hedge accounting to continue for affected hedges during the period of uncertainty before the hedged items or hedging instruments are amended as a result of the interest rate benchmark reform. In the current year, the group has elected to early adopt the Interest Rate Benchmark Reform – Phase 2 Amendments to IFRS 9 ‘Financial Instruments’, IAS 39 ‘Financial Instruments: Recognition and Measurement’, IFRS 7 ‘Financial Instruments: Disclosures’, IFRS 4 ‘Insurance Contracts’ and IFRS 16 ‘Leases’ (Phase 2) which was issued in August 2020. In accordance with the transition provisions, the amendments have been adopted retrospectively to hedging relationships and financial instruments. Comparative amounts have not been restated, and there was no impact on the current period opening reserves amounts on adoption.

Both the Phase 1 and Phase 2 amendments are relevant to the group as the group has exposure to the variable US dollar London Interbank Overnight Rate (LIBOR) through various instruments including term loans, revolving credit facilities, as well as an interest rate swap which has been designated as a hedging instrument in a cash flow hedge.

The group will continue to apply the Phase 1 amendments until the uncertainty arising from the interest rate benchmark reform with respect to the timing and the amount of the underlying cash flows to which the group is exposed ends. The group expects this uncertainty will continue until the contracts that reference Interbank Overnight Rates (IBORs) are amended to specify the date on which the interest rate benchmark will be replaced and the basis for the cash flows of the alternative benchmark rate are determined.

As a result of the Phase 2 amendments:

•

When the contractual terms of the group’s borrowings are amended as a direct consequence of the interest rate benchmark reform and the new basis for determining the contractual cash flows is economically equivalent to the basis immediately preceding the change, the group changes the basis for determining the contractual cash flows prospectively by revising the effective interest rate. If additional changes are made, which are not directly related to the reform, the applicable requirements of IFRS 9 are applied to the other amendments.

•

When changes are made to the hedging instruments, hedged item and hedged risk as a result of the interest rate benchmark reform, the group will update the hedge documentation without discontinuing the hedging relationship and the cumulative gain or loss in the cash flow hedge accounting reserve will be deemed to be based on the alternative benchmark rate.

As at 31 December 2020 no modifications to any of the group’s derivative or non-derivative financial instruments have been made in response to the reform, however, negotiations with counterparties on appropriate changes and resetting of rates are expected to commence in the near future.

The following table contains details of all of our financial instruments at 31 December 2020 which reference the US LIBOR and have not yet transitioned to an alternative interest rate benchmark:

Carrying value
Half year
31 Dec 20
Rm
Financial liabilities measured at amortised cost
US Dollar term loans	26 650
US Dollar Revolving credit facility	47 491
Derivative liability
Interest rate swap	2 955
Total	77 096